Commitments and Contingencies	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

a)

During 2010, an unrelated party contributed a 1995-built shuttle tanker, the Randgrid, to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. This redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at June 30, 2015.

b)

In May 2013, the Partnership entered into an agreement with Statoil, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit that will be converted from the Randgrid shuttle tanker, which the Partnership currently owns through a 67%-owned subsidiary and of which the Partnership intends to acquire full ownership prior to its conversion, which is expected to occur during the third quarter of 2015. The FSO conversion project is expected to cost approximately $273 million, including amounts reimbursable upon delivery of the unit relating to installation and mobilization. As at June 30, 2015, payments made towards this commitment totaled $84.6 million and the remaining payments required to be made are $76.4 million (remainder of 2015), $110.4 million (2016) and $1.4 million (2017). Following scheduled completion of the conversion in early-2017, the FSO unit will commence operations under a three-year time-charter contract to Statoil, which includes 12 additional one-year extension options.

c)

In March 2014, the Partnership acquired 100% of the shares of ALP, a Netherlands-based provider of long-distance ocean towing and offshore installation services to the global offshore oil and gas industry. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and offshore installation vessel newbuildings. These vessels will be equipped with dynamic positioning capability and are scheduled for delivery in 2016. The Partnership has agreed to acquire these newbuildings for a total cost of approximately $258 million. As at June 30, 2015, payments made towards these commitments totaled $71.9 million and the remaining payments required to be made under these newbuilding contracts are $50.8 million (remainder of 2015) and $135.6 million (2016). The Partnership intends to finance the newbuilding installments primarily from long-term debt financing of $177 million secured for these vessels in July 2015, and to a lesser extent, through existing liquidity and proceeds from equity issuances.

In October 2014, the Partnership, through its wholly-owned subsidiary ALP, agreed to acquire six on-the-water, long-distance towing and offshore installation vessels for approximately $222 million. The vessels were built between 2006 and 2010 and are all equipped with dynamic positioning capabilities. The Partnership took delivery of five vessels during the six months ended June 30, 2015 for a total price of $183.5 million, of which $126.4 million was debt financed and $57.1 million was financed through existing liquidity. The seller is currently in dispute with the previous management company of these vessels. To avoid disruption to the charters of these vessels, the seller has agreed to place $42.1 million of the purchase price, as security, in escrow accounts to cover any potential liability that the seller may incur resulting from settling this dispute. This has no impact on the Partnership. As at June 30, 2015, the Partnership recorded a restricted cash balance and a corresponding liability of $42.1 million relating to these five vessels. As at June 30, 2015, payments made towards these commitments totaled $183.5 million and the amount of the remaining payments required to be made is $38.5 million (remainder of 2015) for the one additional vessel. In July 2015, the Partnership took delivery of the remaining vessel.

d)

In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel, a Norway-based company focused on high-end UMS. Concurrently with this transaction, the Partnership acquired three UMS newbuildings ordered from COSCO (Nantong) Shipyard (COSCO) in China that are expected to cost a total of approximately $550 million, including estimated site supervision costs and license fees to be paid to Sevan to allow for use of its cylindrical hull design in these UMS. As at June 30, 2015, payments made towards these commitments totaled $170.2 million and the remaining payments required to be made under these newbuilding contracts were $5.7 million (remainder of 2015), $188.1 million (2016), $173.8 million (2017) and $11.8 million (2018). During the second quarter of 2015, the Partnership exercised its options to defer the delivery of its second UMS newbuilding by up to one year, and the delivery and all related construction work of its third UMS by 120 days. The Partnership took delivery of one UMS, the Arendal Spirit, in February 2015 and, subsequent to the options exercised, the remaining two units are scheduled to deliver in the third quarter of 2016 and the second quarter of 2017. The Partnership financed the Arendal Spirit through long-term debt financing and its existing liquidity and it intends to finance the remaining two UMS newbuilding payments primarily from expected long-term debt financing prior to their scheduled deliveries, and to a lesser extent, through existing liquidity and proceeds from equity issuances.

e)

In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to a 50/50 joint venture with Odebrecht. The vessel is committed to a new FPSO conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in early-2017 under a 12-year fixed-rate contract with a consortium led by Petroleo Brasileiro SA (Petrobras). The FPSO conversion is expected to cost approximately $1.0 billion. As at June 30, 2015, payments made by the joint venture towards these commitments totaled $129.7 million and the remaining payments required to be made by the joint venture are $356.2 million (remainder of 2015), $497.8 million (2016) and $25.5 million (2017). The Partnership intends to finance its share of the conversion through its existing liquidity, proceeds from equity issuances and through long-term debt financing within the joint venture. The joint venture secured a $248 million short-term loan in late-2014, which was refinanced in July 2015 with a long-term debt facility of $804 million for the FPSO unit.

f)

In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57 million (see note 6i) in an asset acquisition. The Petrojarl I is undergoing upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard in the Netherlands with an estimated cost of approximately $231 million, which includes the cost of acquiring the Petrojarl I. The FPSO is scheduled to commence operations in the third quarter of 2016 under a five-year fixed-rate charter contract with QGEP. As at June 30, 2015, payments made towards these commitments, excluding the acquisition of the Petrojarl I FPSO unit from Teekay Corporation, totaled $30.3 million and the remaining payments required to be made were $116.3 million (remainder of 2015) and $27.5 million (2016). The Partnership intends to finance the remaining upgrade payments through its existing liquidity, proceeds from equity issuances and long-term debt financing for the FPSO unit. The Partnership secured a $180 million long-term loan in June 2015 and made a partial draw down on the facility in July 2015 to finance the Petrojarl I upgrade payments.

g)

In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the east coast of Canada. These contracts are initially being serviced by three third party-owned shuttle tankers currently operating on the east coast of Canada, which are chartered-in to the Partnership, of which one vessel is expected to be replaced by one of the Partnership’s existing shuttle tankers, the Navion Hispania, during the third quarter of 2015. The Partnership has entered into contracts to construct three Suezmax DP2 shuttle tanker newbuildings for a fully built-up cost of approximately $368 million, with an option to order one additional vessel. These vessels will replace the existing vessels servicing the east coast of Canada. The three newbuildings are expected to be delivered in the fourth quarter of 2017 through the first half of 2018. As at June 30, 2015, payments made towards these commitments totaled $33.2 million and the remaining payments required to be made under these newbuilding contracts are $3.2 million (remainder of 2015), $55.2 million (2016), $207.5 million (2017), and $68.6 million (2018). The Partnership intends to finance the newbuilding installments through its existing liquidity and expects to secure long-term debt financing for these vessels prior to their scheduled deliveries.